OFFSETTING (Tables)	12 Months Ended
Dec. 31, 2015
Offsetting Assets Tables [Abstract]
Offsetting Derivative Assets Tables [Text Block]

a. Financial assets subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2014				December 31, 2015
		Derivative instruments (1)	Reverse repurchase agreements and securities lending transactions	Total		Derivative instruments (1)	Reverse repurchase agreements and securities lending transactions	Total

Gross amounts of recognised financial assets		4,746	24	4,770		3,876	6	3,882
Gross amounts of recognised financial liabilities set off in the balance sheet		-	-	-		-	-	-
Net amounts of financial assets presented in the balance sheet		4,746	24	4,770		3,876	6	3,882

Related amounts not set off in the balance sheet	Financial instruments	(949)	(24)	(973)		(2,108)	(6)	(2,114)
		Cash collateral received	(745)	-	(745)		(513)	-	(513)
Net amount		3,052	-	3,052		1,255	-	1,255

(1)	Included in Derivative assets in the Group's balance sheet at December 31, 2014 and 2015.

Offsetting Derivative Liabilities Tables [Text Block]

b. Financial liabilities subject to offsetting, enforceable netting arrangements and similar agreements
		December 31, 2014				December 31, 2015
		Derivative instruments (1)	Repurchase agreements and securities borrowing transactions (2)	Total		Derivative instruments (1)	Repurchase agreements and securities borrowing transactions (2)	Total

Gross amounts of recognised financial liabilities		5,704	3,590	9,294		4,623	101	4,724
Gross amounts of recognised financial assets set off in the balance sheet		-	-	-		-	-	-
Net amounts of financial liabilities presented in the balance sheet		5,704	3,590	9,294		4,623	101	4,724

Related amounts not set off in the balance sheet	Financial instruments	(1,430)	(3,590)	(5,020)		(1,296)	(100)	(1,396)
		Cash collateral pledged	(1,218)	-	(1,218)		(995)	-	(995)
Net amount		3,056	-	3,056		2,332	1	2,333

(1)	Included in Derivative liabilities in the Group's balance sheet at December 31, 2014 and 2015.
(2)	Of which, EUR 101 million (2014: EUR 3,586 million) included in Securities sold under agreements to repurchase and NIL (2014: EUR 4 million) included in Accounts payable, Accrued expenses and Other liabilities at December 31, 2015.